Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Disaggregation of Revenue [Table Text Block]
The following table presents our revenue from contracts with customers and other revenue for the periods indicated (in millions):

	Year Ended December 31, 2022
	Renewables SBU	Utilities SBU	Energy Infrastructure SBU	New Energy Technologies SBU	Corporate, Other and Eliminations	Total
Regulated Revenue
Revenue from contracts with customers	$—	$3,507	$—	$—	$—	$3,507
Other regulated revenue	—	31	—	—	—	31
Total regulated revenue	—	3,538	—	—	—	3,538
Non-Regulated Revenue
Revenue from contracts with customers	1,791	75	6,871	1	(100)	8,638
Other non-regulated revenue (1)	102	4	333	2	—	441
Total non-regulated revenue	1,893	79	7,204	3	(100)	9,079
Total revenue	$1,893	$3,617	$7,204	$3	$(100)	$12,617

	Year Ended December 31, 2021
	Renewables SBU	Utilities SBU	Energy Infrastructure SBU	New Energy Technologies SBU	Corporate, Other and Eliminations	Total
Regulated Revenue
Revenue from contracts with customers	$—	$2,831	$—	$—	$—	$2,831
Other regulated revenue	—	37	—	—	—	37
Total regulated revenue	—	2,868	—	—	—	2,868
Non-Regulated Revenue
Revenue from contracts with customers	1,438	73	6,143	6	(74)	7,586
Other non-regulated revenue (1)	124	3	559	1	—	687
Total non-regulated revenue	1,562	76	6,702	7	(74)	8,273
Total revenue	$1,562	$2,944	$6,702	$7	$(74)	$11,141

	Year Ended December 31, 2020
	Renewables SBU	Utilities SBU	Energy Infrastructure SBU	New Energy Technologies SBU	Corporate, Other and Eliminations	Total
Regulated Revenue
Revenue from contracts with customers	$—	$2,626	$—	$—	$—	$2,626
Other regulated revenue	—	35	—	—	—	35
Total regulated revenue	—	2,661	—	—	—	2,661
Non-Regulated Revenue
Revenue from contracts with customers	1,224	86	5,172	143	(207)	6,418
Other non-regulated revenue (1)	71	3	507	—	—	581
Total non-regulated revenue	1,295	89	5,679	143	(207)	6,999
Total revenue	$1,295	$2,750	$5,679	$143	$(207)	$9,660
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(1)Other non-regulated revenue primarily includes lease and derivative revenue not accounted for under ASC 606.